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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):  [X] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

ThinkEquity LLC
600 Montgomery Street, Third Floor
San Francisco, CA 94111

Form 13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
David Weitgenant
Deputy Director of Compliance
415-249-6313

Signature, Place and Date of Signing:

/s/ David Weitgenant            San Francisco, CA               4/28/2010
--------------------            -----------------               ---------
    [Signature]                   [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                Explanatory Note

Table of holdings was mistakenly omitted from the original filing on April 28, 2010, which is included in this filing.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                 37
                                                               -----------

Form 13F Information Table Value Total (x$1000):                   128,574
                                                               -----------
                                                               (thousands)

List of Other Included Managers:                               None

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                           FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- --------- --- ---- ------- -------- ---- ------ ---------
AEST, INC                            COM      8V84753          0     12500 SH       Sole                             12500
AMERICAN AXLE & MANUFACTURING        COM      024061103     4386    439502 SH       Sole                            439502
ATHEROS COMMUNICATIONS INC           COM      04743P108     4631    119635 SH       Sole                            119635
BRIGHAM EXPLORATION CO               COM      109178103     4197    263114 SH       Sole                            263114
CITIGROUP INC                        COM      172967101       71     17572 SH       Sole                             17572
CONTINENTAL AIRLINES INC-CL B        COM      210795308     4676    212827 SH       Sole                            212827
CREE INC                             COM      225447101     4401     62681 SH       Sole                             62681
CROSS TIMBERS ROYALTY TRUST TR       COM      22757R109      557     17400 SH       Sole                             17400
DANA HOLDING CORPORATION             COM      235825205     4544    382510 SH       Sole                            382510
DELTA AIR LINES INC                  COM      247361702     4871    333840 SH       Sole                            333840
DISH NETWORK CORP CL A               COM      25470M109     1114     53500 SH       Sole                             53500
DORCHESTER MINERALS L P              COM      25820R105     8155    385056 SH       Sole                            385056
ECHOSTAR CORPORATION                 COM      278768106      215     10610 SH       Sole                             10610
FORD MOTOR CO DEL PAR $0.01          COM      345370860     4519    359478 SH       Sole                            359478
GENWORTH FINANCIAL INC CL A          COM      37247D106     4874    265768 SH       Sole                            265768
GREEN MOUNTAIN COFFEE ROASTERS       COM      393122106     4854     50134 SH       Sole                             50134
HUGOTON ROYALTY TRUST TEXAS UN       COM      444717102     1240     74962 SH       Sole                             74962
INTUITIVE SURGICAL INC NEW           COM      46120E602     4294     12334 SH       Sole                             12334
JDS UNIPHASE CORPORATION             COM      46612J507     5117    408396 SH       Sole                            408396
LIVE NATION INC                      COM      538034109     4779    329591 SH       Sole                            329591
NII HOLDINGS INC CLASS B             COM      62913F201     4532    108776 SH       Sole                            108776
NORCAL COMMUNITY BANCORP             COM      655484103       35     10125 SH       Sole                             10125
OFFICEMAX INCORPORATED               COM      67622P101     4297    261678 SH       Sole                            261678
PERRIGO CO                           COM      714290103     4926     83890 SH       Sole                             83890
PNC FINANCIAL SVCS GROUP INC         COM      693475105      358      6000 SH       Sole                              6000
PRESIDENT CASINOS INC NEW            COM      740822309       12     75000 SH       Sole                             75000
SAN JUAN BASIN ROYALTY TR-UBI        COM      798241105     1944     93302 SH       Sole                             93302
SIRIUS XM RADIO INC                  COM      82967N108       38     43630 SH       Sole                             43630
SKECHERS USA INC                     COM      830566105     5052    139097 SH       Sole                            139097
TEMPUR PEDIC INTERNATIONAL INC       COM      88023U101     4528    150120 SH       Sole                            150120
TENNECO INC                          COM      880349105     4981    210612 SH       Sole                            210612
UAL CORPORATION                      COM      902549807     5255    268761 SH       Sole                            268761
US AIRWAYS GROUP INC                 COM      90341W108     4315    587123 SH       Sole                            587123
VALASSIS COMMUNICATIONS              COM      918866104     4603    165384 SH       Sole                            165384
VEECO INSTRUMENTS INC-DEL            COM      922417100     5391    123941 SH       Sole                            123941
PIMCO CALIF MUN INCOME FUND          MF       72200N106      260 19895.000 SH       Sole                         19895.000
CANADIAN OIL SANDS TR NEW UNIT       UIT      13642L100     6550    218375 SH       Sole                            218375